BLACKROCK FUNDSSM
BlackRock Wealth Liquid Environmentally Aware Fund
(the “Fund”)
Supplement dated September 29, 2023 to the Summary Prospectuses, Prospectuses
and Statement of Additional Information of the Fund dated July 28, 2023, as supplemented to date
The Securities and Exchange Commission (“SEC”) approved new amendments to the rules governing money market funds in July 2023. Among the changes, the SEC adopted rules that (1) remove the ability of money market funds to impose redemption gates except when liquidating, (2) remove a money market fund’s level of weekly liquid assets as a determining factor governing whether a money market fund may or must impose a liquidity fee and (3) allow stable net asset value money market funds, subject to Board approval and shareholder disclosures, to permit share cancellation (sometimes also referred to as “reverse distribution”) mechanisms to be used to maintain a stable price per share during times when the U.S. is experiencing negative interest rates. The compliance date for these amendments is October 2, 2023. Additional amendments to the rules governing money market funds will need to be complied with at different times over the next year.
Consequently, effective October 2, 2023, the Fund’s Summary Prospectuses, Prospectuses and Statement of Additional Information are amended as follows:
The section of each Summary Prospectus and Prospectus entitled “Principal Risks of Investing in the Fund” and “Fund Overview—Principal Risks of Investing in the Fund” is hereby amended to delete the first paragraph thereof in its entirety and replace it with the following:
Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
The section of each Summary Prospectus and Prospectus entitled “Principal Risks of Investing in the Fund” and “Fund Overview—Principal Risks of Investing in the Fund” is hereby amended to delete the paragraph entitled “Liquidity Fee and Redemption Gate Risk” in its entirety and replace it with the following:

•
Discretionary Liquidity Fee Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares if such fee is determined to be in the best interests of the Fund. Accordingly, your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

The ninth paragraph of the section of each Prospectus entitled “Details About the Fund—How the Fund Invests” is hereby deleted in its entirety and replaced with the following:
The Board may impose a discretionary liquidity fee on redemptions from the Fund (up to 2%) under certain circumstances. Please see the section below titled “Account Information—Discretionary Liquidity Fees” for additional information about discretionary liquidity fees.
The first paragraph of the section of each Prospectus entitled “Details About the Fund—Investment Risks” is hereby deleted in its entirety and replaced with the following:
Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
The section of each Prospectus entitled “Details About the Fund—Investment Risks—Principal Risks of Investing in the Fund” is hereby amended to delete the paragraph entitled “Liquidity Fee and Redemption Gate Risk” in its entirety and replace it with the following:

•
Discretionary Liquidity Fee Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares if such fee is determined to be in the best interests of the Fund. Accordingly, your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

The section of the Investor A, Investor C and Institutional Shares Prospectus entitled “Account Information—How to Choose the Share Class the Bests Suits Your Needs” is hereby amended to delete the “Redemption Fees” row of the table entitled “Share Classes at a Glance” in its entirety and replace it with the following:

	Investor A	Investor C	Institutional
Redemption Fees?	The Fund may impose a discretionary liquidity fee up to 2% when it is in the best interests of the Fund. See “Discretionary Liquidity Fees” below.	The Fund may impose a discretionary liquidity fee up to 2% when it is in the best interests of the Fund. See “Discretionary Liquidity Fees” below.	The Fund may impose a discretionary liquidity fee up to 2% when it is in the best interests of the Fund. See “Discretionary Liquidity Fees” below.
The section of each of the Service Shares and Premier Shares Prospectuses entitled “Account Information—How to Choose the Share Class the Bests Suits Your Needs” is hereby amended to delete the “Redemption Fees” row of the table entitled “[Name of Class] Shares at a Glance” in its entirety and replace it with the following:

Redemption Fees?	The Fund may impose a discretionary liquidity fee up to 2% when it is in the best interests of the Fund. See “Discretionary Liquidity Fees” below.
The section of the Investor A, Investor C and Institutional Shares Prospectus entitled “Account Information—How to Buy, Sell, Exchange and Transfer Shares—How to Buy Shares—Initial Purchase—Have your Financial Intermediary submit your purchase order” is hereby amended to delete the last paragraph thereof in its entirety and replace it with the following:
The Fund may reject any order to buy shares and may suspend the sale of shares at any time. Certain Financial Intermediaries may charge a processing fee to confirm a purchase.
The section of the Service Shares Prospectus entitled “Account Information—How to Buy, Sell and Transfer Shares—How to Buy Shares—Initial Purchase—Have your Financial Intermediary submit your purchase order” is hereby amended to delete the last paragraph thereof in its entirety and replace it with the following:
The Fund may reject any order to buy shares and may suspend the sale of shares at any time. Certain Financial Intermediaries may charge a processing fee to confirm a purchase.

The section of the Premier Shares Prospectus entitled “Account Information—How to Buy, Sell and Transfer Shares—How to Buy Shares—Initial Purchase—Determine the amount of your investment” is hereby amended to delete the last paragraph thereof in its entirety and replace it with the following:
The Fund may reject any order to buy shares and may suspend the sale of shares at any time. Certain Financial Intermediaries may charge a processing fee to confirm a purchase.
The section in the Investor A, Investor C and Institutional Shares Prospectus entitled “Account Information—How to Buy, Sell, Exchange and Transfer Shares—How to Buy Shares—Add to Your Investment—Participate in the AIP” is hereby amended to delete the last paragraph thereof in its entirety.
The section in the Investor A, Investor C and Institutional Shares Prospectus entitled “Account Information—How to Buy, Sell, Exchange and Transfer Shares—How to Sell Shares—Full or Partial Redemption of Shares—Selling shares held directly with BlackRock” is hereby amended to delete the paragraph entitled “Redeem by VRU” in its entirety and replace it with the following:
Redeem by VRU: Investor Shares may also be redeemed by use of the Fund’s automated VRU service. Proceeds for Investor Shares redeemed by the VRU service may be paid for non‑retirement accounts in amounts up to $25,000, either through check, ACH or wire.
The section of the Investor A, Investor C and Institutional Shares Prospectus entitled “Account Information—How to Buy, Sell, Exchange and Transfer Shares—How to Sell Shares—Full or Partial Redemption of Shares—Selling shares held directly with BlackRock” is hereby amended to delete the penultimate paragraph thereof in its entirety.
The section of the Service Shares Prospectus entitled “Account Information—How to Buy, Sell and Transfer Shares—How to Sell Shares—Full or Partial Redemption of Shares—Selling shares held directly with BlackRock” is hereby amended to delete the penultimate paragraph thereof in its entirety.
The section of the Premier Shares Prospectus entitled “Account Information—How to Buy, Sell and Transfer Shares—How to Sell Shares—Full or Partial Redemption of Shares—Have your Financial Intermediary submit your sales order” is hereby amended to delete the penultimate paragraph thereof in its entirety.
The section in the Investor A, Investor C and Institutional Shares Prospectus entitled “Account Information—How to Buy, Sell, Exchange and Transfer Shares—How to Exchange Shares or Transfer Your Account—Exchange Privilege—Selling shares of one BlackRock Fund to purchase shares of another BlackRock Fund (“exchanging”)” is hereby amended to delete the last paragraph in its entirety.
The section in the Investor A, Investor C and Institutional Shares Prospectus entitled “Account Information—Account Services and Privileges—Automatic Investment Plan—Allows systematic investments on a periodic basis from your checking or savings account” is hereby amended to delete the last paragraph in its entirety.
The section in the Investor A, Investor C and Institutional Shares Prospectus entitled “Account Information—Account Services and Privileges—Systematic Exchange Plan—This feature can be used by investors to systematically exchange money from one fund to up to four other funds” is hereby amended to delete the last paragraph in its entirety.
The section in the Investor A, Investor C and Institutional Shares Prospectus entitled “Account Information—Account Services and Privileges—Systematic Withdrawal Plan—This feature can be used by investors who want to receive regular distributions from their accounts” is hereby amended to delete the last paragraph in its entirety.

The section of the Investor A, Investor C and Institutional Shares Prospectus entitled “Account Information—Liquidity Fees and Redemption Gates” is deleted in its entirety and replaced with the following:
Discretionary Liquidity Fees
Under Rule 2a‑7, the Board is permitted to impose a discretionary liquidity fee up to 2% on the value of shares redeemed, if such fee is determined to be in the best interests of the Fund.
Discretionary liquidity fees, if imposed, may be terminated at any time at the discretion of the Board.
Under certain circumstances, the Fund may honor exchange orders or pay redemptions without adding a discretionary liquidity fee to the redemption amount if the Fund can verify that the redemption or exchange order was submitted to the Fund’s authorized agent before the Board imposed a discretionary liquidity fee.
The Board generally expects that a discretionary liquidity fee would be imposed, if at all, during periods of market stress.
Announcements regarding the imposition of a discretionary liquidity fee, or the termination of a liquidity fee, will be filed with the SEC on Form N‑CR and will be available on the website of the Fund (www.blackrock.com/cash). Financial Intermediaries will be required promptly to take such actions reasonably requested by the Fund or its agent to implement, modify or remove, or to assist the Fund in implementing, modifying or removing, a discretionary liquidity fee established by the Board.
The section of each of the Service Shares and Premier Shares Prospectuses entitled “Account Information—Liquidity Fees and Redemption Gates” is deleted in its entirety and replaced with the following:
Discretionary Liquidity Fees
Under Rule 2a‑7, the Board is permitted to impose a discretionary liquidity fee up to 2% on the value of shares redeemed, if such fee is determined to be in the best interests of the Fund.
Discretionary liquidity fees, if imposed, may be terminated at any time at the discretion of the Board.
Under certain circumstances, the Fund may pay redemptions without adding a discretionary liquidity fee to the redemption amount if the Fund can verify that the redemption order was submitted to the Fund’s authorized agent before the Board imposed a discretionary liquidity fee.
The Board generally expects that a discretionary liquidity fee would be imposed, if at all, during periods of market stress.
Announcements regarding the imposition of a discretionary liquidity fee, or the termination of a liquidity fee, will be filed with the SEC on Form N‑CR and will be available on the website of the Fund (www.blackrock.com/cash). Financial Intermediaries will be required promptly to take such actions reasonably requested by the Fund or its agent to implement, modify or remove, or to assist the Fund in implementing, modifying or removing, a discretionary liquidity fee established by the Board.
The section of each Prospectus entitled “Management of the Fund—Dividends, Distributions and Taxes” is hereby amended to delete the third and fourth paragraphs thereof in their entirety and replace them with the following:
If the Fund imposes a discretionary liquidity fee on share redemptions, the amount that would ordinarily be payable to a redeeming shareholder of the Fund will be reduced, consequently reducing the amount of gain, or increasing the amount of loss, that would otherwise be reportable for income tax purposes. The discretionary liquidity fee cannot be separately claimed as a deduction.

Any such discretionary liquidity fee will constitute an asset of the Fund and will serve to benefit non‑redeeming shareholders. However, the Fund does not intend to distribute such fees to non‑redeeming shareholders. If the Fund receives discretionary liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. However, due to a lack of guidance, the tax consequences of liquidity fees to the Fund and the shareholders is unclear and may differ from that described in this section.
The section of Part II of the Statement of Additional Information entitled “Investment Risks and Considerations—Rule 2a‑7 Requirements” is hereby amended to delete the fifth and sixth paragraphs thereof in their entirety and replace them with the following:
Government Money Market Funds. A government money market fund invests at least 99.5% of its total assets in obligations of the U.S. Government, including obligations of the U.S. Treasury and federal agencies and instrumentalities, as well as repurchase agreements collateralized by government securities. Under Rule 2a‑7, a government money market fund may, but is not required to, impose discretionary liquidity fees. The Board of Trustees has determined that each Fund that is a government money market fund will not be subject to discretionary liquidity fees under Rule 2a‑7.
Retail Money Market Funds. A retail money market fund is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Under Rule 2a‑7, a retail money market fund is subject to the discretionary liquidity fees provisions; however, a retail money market fund is permitted to use the amortized cost method of accounting or the penny rounding method, allowing a retail money market fund to maintain a stable NAV.
The section of Part II of the Statement of Additional Information entitled “Purchase of Shares—Purchase of Shares of LEAF and WeLEAF—Shareholder Features—Exchange Privilege” is hereby amended to delete the last paragraph thereof in its entirety.
The section of Part II of the Statement of Additional Information entitled “Purchase of Shares—Purchase of Shares of LEAF and WeLEAF—Shareholder Features—Automatic Investment Plan (“AIP”)” is hereby amended to delete the last paragraph thereof in its entirety.
The section of Part II of the Statement of Additional Information entitled “Purchase of Shares—Purchase of Shares of LEAF and WeLEAF—Shareholder Features—Systematic Withdrawal Plan (“SWP”)” is hereby amended to delete the last paragraph thereof in its entirety.
The section of Part II of the Statement of Additional Information entitled “Redemption of Shares—LEAF and WeLEAF—Redemption of Shares—Payment of Redemption Proceeds” is hereby amended to delete the third paragraph thereof in its entirety and replace it with the following:
The Board of the Trust will be permitted to impose a discretionary liquidity fee on redemptions from each of LEAF or WeLEAF (up to 2%). Please see each Fund’s Prospectus for additional information about discretionary liquidity fees.
The section of Part II of the Statement of Additional Information entitled “Dividends and Taxes—Taxes—General Treatment of Fund Shareholders” is hereby amended to delete the sixth, seventh and eighth paragraphs thereof in their entirety and replace them with the following:
If any Fund (other than a Fund that is a government money market fund) imposes a discretionary liquidity fee on share redemptions, the amount that would ordinarily be payable to a redeeming shareholder of the Fund will be reduced, consequently reducing the amount of gain, or increasing the amount of loss, that would otherwise be reportable for income tax purposes. The discretionary liquidity fee cannot be separately claimed as a deduction.

Any such discretionary liquidity fee will constitute an asset of the imposing Fund and will serve to benefit non‑redeeming shareholders. If such fees were distributed to non‑redeeming shareholders, the tax treatment would be similar to the tax treatment of distributions described in this section. However, the Funds do not intend to distribute such fees to non‑redeeming shareholders. Such fees may, however, raise LEAF’s NAV, increasing the taxable income or reducing the deductible losses of shareholders that redeem their shares at a later time when such fees are not being charged. If a Fund receives discretionary liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. However, due to a lack of guidance, the tax consequences of liquidity fees to the Fund and the shareholders is unclear and may differ from that described in this section.
Should a negative interest rate scenario ever occur that causes a government or retail money market fund to have a negative gross yield, the fund may account for the negative gross yield by either using a floating NAV or a reverse distribution mechanism that seeks to maintain a stable NAV of the fund by cancelling shareholders’ shares in the amount of the negative gross yield. Under a reverse distribution mechanism, shareholders in a fund would observe a stable share price but a declining number of shares for their investment. After a cancellation of shares, the basis of eliminated shares would be added to the basis of shareholders’ remaining fund shares, and any shareholders disposing of shares at that time may recognize a capital loss unless the “wash sale” rules apply. Dividends, including dividends reinvested in additional shares of a fund, will nonetheless be fully taxable, even if the number of shares in shareholders’ accounts has been reduced as described above. However, due to a lack of guidance regarding the cancellation of shares, the tax consequences of such cancellation of shares to the Fund and the shareholders is unclear and may differ from that described in this section.
The section of Part II of the Statement of Additional Information entitled “Investment Risks and Considerations” is hereby amended to add a new section entitled “Negative Interest Rate Scenarios” in the proper alphabetical order as follows:
Negative Interest Rate Scenarios. Should a negative interest rate scenario ever occur that causes a government or retail money market fund to have a negative gross yield, the fund may account for the negative gross yield by either using a floating NAV or a reverse distribution mechanism that seeks to maintain a stable net asset value of the fund by cancelling shareholders’ shares in the amount of the negative gross yield. If a fund converts to a floating NAV, any losses the fund experiences due to negative interest rates will be reflected in a declining NAV per share. Under a reverse distribution mechanism, shareholders in a fund would observe a stable share price but a declining number of shares for their investment. This means that such an investor would lose money when the fund cancels shares. In either situation, the Board will need to determine that the approach is in the best interests of the fund and will need to ensure shareholders are provided adequate disclosures around the consequences of the approach chosen by the Board for the fund.
Shareholders should retain this Supplement for future reference.
PR2SAI-WLEAF-0923SUP